ING EQUITY TRUST

ING Financial Services Fund

ING Real Estate Fund

(September 28, 2007)

ING FUNDS TRUST

ING Intermediate Bond Fund

(July 31, 2007)

ING MUTUAL FUNDS

ING Global Equity Dividend Fund

ING Global Real Estate Fund

ING Index Plus International Equity Fund

(February 29, 2008)

Supplement dated May 30, 2008 to the

Class O Shares Prospectuses date of which

are indicated in parenthesis

On March 27, 2008 the Boards of Trustees of ING Equity Trust, ING Funds Trust and ING Mutual Funds approved the sale of Class O shares of the above named funds to account holders of ShareBuilder Securities Corporation effective June 2, 2008. ShareBuilder Securities Corporation is a wholly-owned subsidiary of ING DIRECT Securities, Inc.

1.                                       The sections of the Prospectuses entitled “Investing in the Funds – Opening an Account and Eligibility for Class O Shares,” “Investing in the Funds – How To Buy Shares,” and “Investing in the Funds – How to Sell Shares” are deleted in their entirety and replaced with the following:

INVESTING IN THE FUNDS

Opening an Account and Eligibility for Class O Shares

ShareBuilder Securities Corporation (“ShareBuilder Securities”) and ING DIRECT Securities, Inc. (“ING DIRECT Securities”) are affiliated companies and are both subsidiaries of ING DIRECT (ING Bank, fsb). It is envisioned that by the end of 2008, ING DIRECT Securities will be merged into ShareBuilder Securities and all customers will be invited to maintain their accounts through ShareBuilder Securities. As of June 2, 2008, all new accounts will be opened through ShareBuilder Securities.

How to Open an Account with ShareBuilder Securities

If you are a new investor, you must open a ShareBuilder Securities brokerage account by applying online at www.sharebuilder.com. Fees in addition to those discussed in this Prospectus may also apply.

The minimum initial investment amounts for Class O shares of the Funds are as follows:

•                  Non-retirement accounts: $1,000

•                  Retirement Accounts/Education Savings Accounts (“ESAs”): $250

•                  There are no investment minimums for any subsequent purchase.

If you are unable to invest at least $1,000 per Fund ($250 for retirement accounts/ESAs) to start, you may open your account for as little as $100 and $100 per month using the Automatic Investment Plan (“AIP”).

An AIP will allow you to invest regular amounts at regular intervals until you reach the required initial minimum investment.

Existing Account Holders Through ING DIRECT Securities

If you wish to make additional investments in the Funds, you may do so by the options outlined in the chart on the following page.

A Fund, ING Funds Distributor, LLC, ShareBuilder Securities, or ING DIRECT Securities reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, cashiers checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. Each Fund, ING Funds Distributor, LLC, or ING DIRECT Securities reserves the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of a Fund. Each Fund, ING Funds Distributor, LLC, ShareBuilder Securities, or ING DIRECT Securities reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for retirement accounts).

Class O Eligibility

Class O shares are offered to:

•                  Customers purchasing shares through ING DIRECT Securities or ShareBuilder Securities

•                  Members of such other groups as may be approved by the Board from time to time.

How to Buy Shares

	To Open A ShareBuilder Securities Brokerage Account	To Purchase Additional Shares
Online	Complete your application online at www.sharebuilder.com	ShareBuilder Securities:
Log onto your account at www.sharebuilder.com, navigate to the Trade>Mutual Funds page and select the “Buy” option.

ING DIRECT Securities:

Log into your account at www.ingdirect.com and click the “Buy” button.
By Phone		ShareBuilder Securities:

You may purchase additional shares by calling 1-866-590-7629. Please note that additional fees may apply for phone orders.

ING DIRECT Securities:

You may purchase additional securities by calling 1-866-BUY-FUND (866-289-3863).
By Mail	Available only to ING DIRECT Securities account holders.

Fill out the investment stub from your confirmation statement or send a letter indicating your name, account number(s), the Fund(s) in which you wish to invest and the amount you want to invest in each Fund.

Make your check payable to ING DIRECT Fund and mail to:

ING DIRECT Securities, Inc.
P.O. Box 15647
Wilmington, DE 19885-5647

Your check must be drawn on a bank located within the United States payable in U.S. dollars.
By Overnight Courier	Available only to ING DIRECT Securities account holders.	Follow the instructions above for “By Mail” but send your check and investment stub or letter to:

ING DIRECT Securities, Inc.
1 South Orange Street
Wilmington, DE 19801
By Electronic Funds Transfer	Available only to ING DIRECT Securities account holders.	You may also purchase additional shares by Electronic Funds Transfer by calling 1-866-BUY-FUND (866-289-3863).
By Exchange	Available only to ING DIRECT Securities account holders.	Submit a written request to the address listed above under “By Mail” and include:

• your name and account number(s);
• the name of the Fund(s) into and out of which you wish to exchange;
• the amount to be exchanged; and
• the signatures of all shareholders.

You may also exchange your shares by calling 1-866-BUY-FUND (866-289-3863). Please be prepared to provide:

• your account number(s);
• the name of the Fund(s) into and out of which you wish to exchange;
• your Social Security number or taxpayer identification number;
• your address; and
• the amount to be exchanged.

Additionally, you may log onto your account at www.ingdirect.com and click the “Exchange” button.

How to Sell Shares

The methods of selling shares are different between ShareBuilder Securities and ING DIRECT Securities. To redeem all or a portion of the shares in your account, you should submit a redemption request as described below.

Redemption requests for ShareBuilder Securities account holders may be made in any amount online or by telephone. Please visit www.sharebuilder.com for specific instructions on how to sell shares and disburse proceeds. Redemption requests for ING DIRECT Securities may be made in writing, online, or, in amounts up to $100,000, by telephone. A medallion signature guarantee may be required if the amount of the redemption request is over $100,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution, which participates in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which are not participating in such a medallion program will not be accepted. Please note that a notary public cannot provide signature guarantees.

Once your redemption request is received in good order as described below, a Fund normally will send the proceeds of such redemption within one or two business days. However, if making immediate payments could adversely affect a Fund, the Fund may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of a Fund shortly after purchasing them, the Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee.

The Funds normally intend to pay in cash for all shares redeemed, but under abnormal conditions that make payments in cash unwise, the Funds may make payments wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Funds could elect to make payment in securities for redemptions in excess of $250,000 or 1.00% of their net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

How to Sell Shares

Online	ShareBuilder Securities:

Log onto your account at www.sharebuilder.com, navigate to the Trade>Mutual Funds page and select the “Sell” option.

ING DIRECT Securities:

Log into your account at www.ingdirect.com and click the “Sell” button.

For IRA accounts, please submit a Redemption Form by fax to 1-866-327-4592 before 2 p.m. EST. The form may also be mailed to the address below. The form is available for download at www.ingdirect.com.
Redemptions by Telephone	ShareBuilder Securities:

You may redeem shares by calling 1-866-590-7629. Please note that additional fees may apply for phone orders.

ING DIRECT Securities:

You may redeem shares by calling 1-866-BUY-FUND (866-289-3863). Please be prepared to provide your account number, account name, and the amount of the redemption, which must be no more than $100,000.
Redemptions by Mail	You may redeem shares you own in any Fund by sending written instructions to:
(Available to ING DIRECT Securities account holders only)	ING DIRECT Securities, Inc.
P.O. Box 15647
Wilmington, DE 19885-5647

Your instructions should identify:

• your name and account number(s);
• the name of the Fund(s);
• the number of shares or dollar amount to be redeemed; and

Your instructions must be signed by all person(s) required to sign for the Fund account(s), exactly as the shares are registered and, if necessary, accompanied by a medallion signature guarantee(s).

2.                                       The first sentence of the first paragraph in the section of the Prospectus entitled “Investing in the Funds - Other Information about Shareholder Accounts and Services” is deleted and replaced with the following:

Class O shares are only offered through ING DIRECT Securities and ShareBuilder Securities. More information may be found on each firm’s website by going to www.ingdirect.com or www.sharebuilder.com.

3.                                       The seventh paragraph of the section entitled “Investing in the Funds - Frequent Trading - Market Timing” is hereby deleted.

4.                                       The sub-title in the section entitled “Investing in the Funds - Online and Telephone Exchange and/or Redemption Privileges” is deleted and replaced with the following:

Online and Telephone Exchange and/or Redemption Privileges (ING DIRECT Securities Account Holders Only)

5.                                       The section entitled “Investing in the Funds - Additional Services” is deleted and replaced with the following

Additional Services  The Funds offer the following additional investor services. Each Fund reserves the right to terminate or amend these services at any time. For all of the services, certain terms and conditions apply. See the SAI or call ShareBuilder Securities at 1-866-590-7629 or ING DIRECT Securities at 1-866-BUY-FUND (866-289-3863).

•                  Automatic Investment  You can make automatic monthly investments in any Fund.

•                  TDD Service (ING DIRECT Securities Account Holders Only)  Telecommunication Device for the Deaf (“TDD”) services are offered for hearing impaired investors. The dedicated number for this service is 1-800-688-4889.

•                  Tax-Deferred Retirement Plans  Each Fund may be used for investment by individual retirement accounts (“IRAs”), including Roth IRAs.

For ShareBuilder Securities Account Holders, purchases made in connection with IRA accounts may be subject to additional fees. Please visit www.sharebuilder.com to access the current pricing schedule.

For ING DIRECT Securities account holders, purchases made in connection with IRA accounts may be subject to an annual custodial fee of $10 for each account registered under the same taxpayer identification number. This fee will be deducted directly from your account(s). The custodial fee will be waived for individual retirement accounts registered under the same taxpayer identification number having an aggregate balance over $30,000 at the time such fee is scheduled to be deducted.

•                  Education Savings Accounts (“ESAs”) (ShareBuilder Securities Account Holders Only)  Each Fund may be used for investment in ESAs. Please see the ShareBuilder Securities account documents or www.sharebuilder.com for details on the fees associated with these accounts.

6.                                       The last sentence of the fourth bullet point in the section entitled “Dividends and Distributions - Distribution Options” is deleted.

7.                                       The second sentence of the section entitled “Householding” is deleted and replaced with the following:

If you wish to receive individual copies of these documents, please call ShareBuilder Securities at 1-800-747-2537 or ING DIRECT Securities at 1-866-BUY-FUND (866-289-3863) or speak to your investment professional.

8.                                       The section entitled “Where to Go for More Information - To make shareholder inquiries contact” is deleted and replaced with the following:

To make shareholder inquiries contact:

ShareBuilder Securities Account Holders	ING DIRECT Securities Account Holders

Call 1-800-747-2537	ING DIRECT Securities, Ind.
P.O. Box 15647
or email by visiting www.sharebuilder.com and navigating to Help>Contact Us	Wilmington, DE 19885-5647
Or call 1-866-BUY-FUND (866-289-3863)
Visit www.sharebuilder.com for a free copy of the Fund’s Prospectus or call 1-800-747-2537 for a free copy of the SAI.	Visit www.ingdirect.com for a free copy of the Fund’s Prospectus or call 1-866-289-3863 for a free copy of the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING EQUITY TRUST

ING Financial Services Fund

ING Real Estate Fund

(September 28, 2007)

ING FUNDS TRUST

ING Intermediate Bond Fund

(July 31, 2007)

ING MUTUAL FUNDS

ING Global Equity Dividend Fund

ING Global Real Estate Fund

ING Index Plus International Equity Fund

(February 29, 2008)

Supplement dated May 30, 2008 to the

Class O Shares Statements of Additional Information

dates of which are indicated in parenthesis

On March 27, 2008 the Boards of Trustees of ING Equity Trust, ING Funds Trust and ING Mutual Funds approved the sale of Class O shares of the above named funds to account holders of ShareBuilder Securities Corporation effective June 2, 2008. ShareBuilder Securities Corporation is a wholly-owned subsidiary of ING DIRECT Securities, Inc.

ING Equity Trust

1.                                       The second paragraph of the cover page of the Statement of Additional Information (“SAI”) is amended to delete the fourth sentence and replace it with the following:

Copies of ING Financial Services Fund and ING Real Estate Fund Class O shares’ Prospectus and annual or semi-annual shareholder reports (when available) may be obtained by calling 1-866-BUY-FUND (1-866-289-3863) or by writing to ING DIRECT Securities, Inc. (“ING DIRECT Securities”), P. O. Box 15674, Wilmington, DE 19885-5647 for ING DIRECT Securities account holders or by calling 1-800-747-2537 for ShareBuilder Securities Corporation (“ShareBuilder Securities”).

ING Funds Trust

2.                                       The second paragraph of the cover page of the SAI is amended to delete the fourth sentence and replace it with the following:

Copies of ING Intermediate Bond Fund Class O shares’ Prospectus and annual or semi-annual shareholder reports (when available) may be obtained by calling 1-866-BUY-FUND (1-866-289-3863) or by writing to ING DIRECT Securities, Inc. (“ING DIRECT Securities”), P. O. Box 15674, Wilmington, DE 19885-5647 for ING DIRECT Securities

account holders or by calling 1-800-747-2537 for ShareBuilder Securities Corporation (“ShareBuilder Securities”).

ING Mutual Funds

3.                                       The second paragraph of the cover page of the SAI is amended to delete the fourth sentence and replace it with the following:

Copies of ING Global Equity Dividend Fund, ING Global Real Estate Fund and ING Index Plus International Equity Fund Class O shares’ Prospectus and annual or semi-annual shareholder reports (when available) may be obtained by calling 1-866-BUY-FUND (1-866-289-3863) or by writing to ING DIRECT Securities, Inc. (“ING DIRECT Securities”), P. O. Box 15674, Wilmington, DE 19885-5647 for ING DIRECT Securities account holders or by calling 1-800-747-2537 for ShareBuilder Securities Corporation (“ShareBuilder Securities”).

ING Equity Trust, ING Funds Trust and ING Mutual Funds

4.                                       The section of the SAIs entitled “Rule 12b-1 Plans – Class O Shares is amended to delete the third and fourth sentences and replace them with the following:

The Service Fee may be used by the Distributor to compensate ING DIRECT Securities and/or ShareBuilder Securities, affiliates of ING Investments and the Distributor, for servicing and maintaining shareholder accounts. The Distributor or its affiliates may make payments to ING DIRECT Securities and/or ShareBuilder Securities in an amount up to 0.15% of Fund sales.

5.                                       The section of the SAIs entitled “Purchase and Redemption of Shares – Class O Shares Only” is amended to delete the third and fourth paragraphs and replace them with the following:

ING DIRECT Securities, ShareBuilder Securities or other designated intermediaries may accept purchase and redemption orders on behalf of the Fund. Such orders may be transmitted to the Fund or their agents several hours after the time of the acceptance and pricing.

6.                                       The section of the SAIs entitled “Shareholder Services and Privileges – Class O Shares Only – Systematic Investment” for ING Mutual Funds and “Shareholder Accounts and Services – Class O Shares Only – Systematic Investment” for ING Funds Trust and ING Equity Trust is amended to delete the section in its entirety and replace it with the following:

Class O Shares Only

Individual Retirement Accounts – Each Fund may be used for investment in individual retirement accounts (“IRAs”), including Roth IRAs. For more information on Roth IRA accounts and fees, please visit ShareBuilder Securities or ING DIRECT Securities at www.sharebuilder.com or www.ingdirect.com.

2

Education Savings Accounts (ESAs) – Each Fund may be used for investment in ESAs through ShareBuilder Securities. Please see the ShareBuilder Securities pricing and rates schedule at www.sharebuilder.com for details on the fees associated with these accounts.

Systematic Investment – The Systematic Investment feature, using the Electronic Fund Transfer (“EFT”) capability, allows you to make monthly investments in a Fund or a number of Funds. ShareBuilder Securities account holders should visit www.sharebuilder.com for more information about systematic investments and detailed instructions on how to establish one.

ING DIRECT Securities account holders may select the amount of money to be moved and the Fund in which it will be invested on the account application. In order to elect EFT, you must first have established an account. EFT transactions will be effective fifteen (15) days following the receipt by the Transfer Agent of your application. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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